Information by business segment and geographic area (Tables)	12 Months Ended
Dec. 31, 2017
Information by business segment and geographic area
Schedule of revenue by segments, composition of the revenue from external customer adjustments and cost of products sold adjustments

	2017
	Mining	Smelting	Elimination	Adjustment(i)	Total
Revenue from external customers	491,758	1,952,006	—	5,719	2,449,484
Intersegment (sales or transfer)	721,463	—	(721,463)	—	—

Net revenue from products sold	1,213,221	1,952,006	(721,463)	5,719	2,449,484

Cost of products sold	(581,029)	(1,698,325)	721,463	(123,311)	(1,681,202)

Gross Profit	632,192	253,681	—	(117,592)	768,282

	(Revised) 2016
	Mining	Smelting	Elimination	Adjustment(i)	Total
Revenue from external customers	469,187	1,491,988	—	3,666	1,964,841
Intersegment (sales or transfer)	438,238	—	(438,238)	—	—

Net revenue from products sold	907,425	1,491,988	(438,238)	3,666	1,964,841

Cost of products sold	(513,135)	(1,260,519)	438,238	(103,685)	(1,439,101)

Gross Profit	394,290	231,469	—	(100,019)	525,740

	(Revised) 2015
	Mining	Smelting	Elimination	Adjustment(i)	Total
Revenue from external customers	420,663	1,421,307	—	23,213	1,865,183
Intersegment (sales or transfer)	350,041	—	(350,041)	—	—

Net revenue from products sold	770,704	1,421,307	(350,041)	23,213	1,865,183

Cost of products sold	(532,097)	(1,170,545)	350,041	(110,689)	(1,463,290)

Gross Profit	238,607	250,762	—	(87,476)	401,893

(i)

The column “Adjustment” represents the residual component of revenue from external customers and cost of products sold either not pertaining to the Mining or Smelting segments, or, represents items that, because of their nature, are not being allocated to a specific segment, such as revenues sales of concentrate executed from the smelting segment, purchase price allocation amortization of the fair value adjustments which were recognized upon the acquisition of NEXA PERU, and other variable payments related to production performance results, fair value hedge from other operating expenses.

The table below shows the composition of the revenue from external customer adjustments according to their nature:

	2017	2016	2015
Sales of concentrate from smelting segment	5,740	7,153	17,945
VMZ Energy sales	—	—	8,354
Other	(21)	(3,487)	(3,086)

Total Adjustment on revenue from external customer	5,719	3,666	23,213

The table below shows the composition of the cost of products sold adjustments according to their nature:

	2017	2016	2015
Cost of concentrate sold by smelting segment	(3,303)	(2,405)	(10,968)
Cost of energy sold by VMZ	—	—	(4,788)
Employee compensation - Production performance	(33,969)	(31,602)	(21,825)
Amortization of purchase price allocation of Milpo	(77,585)	(77,585)	(77,672)
Fair Value Hedge	(8,406)	14,729	(6,230)
Other	(48)	(6,822)	10,794

Total adjustment on cost of products sold	(123,311)	(103,685)	(110,689)

Schedule of adjusted EBITDA by segments

	2017	2016	2015

Mining	521,544	336,796	221,791
Smelting	152,739	70,528	259,768

Segment Adjusted EBITDA	674,283	407,324	481,559

Extraordinary items:
Gains on sales of investments	4,588	408	—
Impairment of other assets	(73)	(308)	—
(Reversal) Impairment - property, plant, equipment	—	979	(8,574)
Other (i)	(6,764)	(3,400)	(13,797)

Results of investees	60	(158)	(256)
Depreciation, amortization and depletion	(270,454)	(275,034)	(295,258)
Net financial results	(130,181)	79,081	(341,931)
Taxes on income	(106,194)	(98,383)	38,779
Descontinued operations	—	—	(318)

Profit (loss) for the year	165,265	110,509	(139,796)

(i)

The line item “Other” represents the residual component of Adjusted EBITDA either not pertaining to the Mining or Smelting segments, or, represents items that, because of their nature, are not being allocated to a specific segment.

Schedule of information by geographic area

	2017
	Net revenue from products sold	Cost of products sold	Gross profit
Brazil	1,003,804	(670,964)	332,840
Peru	1,445,680	(1,010,238)	435,442

Total	2,449,484	(1,681,202)	768,282

	(Revised) 2016
	Net revenue from products sold	Cost of products sold	Gross profit
Brazil	727,462	(484,851)	242,611
Peru	1,237,379	(954,250)	283,129

Total	1,964,841	(1,439,101)	525,740

	(Revised) 2015
	Net revenue from products sold	Cost of products sold	Gross profit
Brazil	665,573	(460,284)	205,289
Peru	1,199,610	(1,003,006)	196,604

Total	1,865,183	(1,463,290)	401,893